Promissory Notes (Details) - USD ($)	Nov. 26, 2024	Sep. 30, 2024	Sep. 30, 2025	May 31, 2025	Mar. 31, 2025	Jan. 25, 2025	Dec. 31, 2024	Oct. 25, 2024	Jul. 31, 2024	Apr. 01, 2024
Promissory Notes [Line Items]
Principal amount of debt issued		$ 1,250,000							$ 1,000,000
Fair value			$ 2,533,368		$ 945,096
Fair value of notes		101,708
Parent [member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Principal amount of debt issued						$ 1,460,657
Fair value										$ 1,316,236
NCAC Note [Member]
Promissory Notes [Line Items]
Fair value		$ 1,252,864
Fair value of notes
NCAC Note [Member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Principal amount of debt issued						$ 1,615,501
Fair value										$ 1,474,256
Number of shares issued (in Shares)		5,405
Conversion price (in Dollars per share)		$ 298.88
Weighted average share price (in Dollars per share)	$ 298.88
PGI [Member]
Promissory Notes [Line Items]
Fair value		$ 804,965
PGI [Member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Conversion price (in Dollars per share)		$ 298.88						$ 298.88
Weighted average share price (in Dollars per share)	$ 298.88
Extinguishment amount		$ 1,307,960
Common Shares [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)		76,009	1,872,051
Common Shares [Member] | NCAC Note [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)							46,870
Common Shares [Member] | PGI [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)				15,242
Common Shares [Member] | PGI [Member] | Unsecured Convertible Promissory Notes [Member]
Promissory Notes [Line Items]
Number of shares issued (in Shares)		3,473					42,378	1,414